Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Sep. 28, 2016
PNC BALANCED ALLOCATION FUND | CLASS I
Prospectus:
Trading Symbol	PBLIX
PNC BALANCED ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	PBAAX
PNC BALANCED ALLOCATION FUND | CLASS C
Prospectus:
Trading Symbol	PBCCX
PNC BALANCED ALLOCATION FUND | Class T
Prospectus:
Trading Symbol	PBTTX
PNC INTERNATIONAL EQUITY FUND | CLASS I
Prospectus:
Trading Symbol	PIUIX
PNC INTERNATIONAL EQUITY FUND | CLASS A
Prospectus:
Trading Symbol	PMIEX
PNC INTERNATIONAL EQUITY FUND | CLASS C
Prospectus:
Trading Symbol	PIUCX
PNC International Growth Fund | Class A
Prospectus:
Trading Symbol	PIGAX
PNC International Growth Fund | Class R
Prospectus:
Trading Symbol	PIRGX
PNC International Growth Fund | Class I
Prospectus:
Trading Symbol	PIGDX
PNC LARGE CAP CORE FUND | CLASS I
Prospectus:
Trading Symbol	PLEIX
PNC LARGE CAP CORE FUND | CLASS A
Prospectus:
Trading Symbol	PLEAX
PNC LARGE CAP CORE FUND | CLASS C
Prospectus:
Trading Symbol	PLECX
PNC LARGE CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	PEWIX
PNC LARGE CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	PEWAX
PNC LARGE CAP GROWTH FUND | CLASS C
Prospectus:
Trading Symbol	PEWCX
PNC LARGE CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	PLIVX
PNC LARGE CAP VALUE FUND | CLASS A
Prospectus:
Trading Symbol	PLVAX
PNC LARGE CAP VALUE FUND | CLASS C
Prospectus:
Trading Symbol	PALVX
PNC MID CAP FUND | CLASS I
Prospectus:
Trading Symbol	PMVIX
PNC MID CAP FUND | CLASS A
Prospectus:
Trading Symbol	PMCAX
PNC MID CAP FUND | CLASS C
Prospectus:
Trading Symbol	PMFCX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Prospectus:
Trading Symbol	PLOAX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Prospectus:
Trading Symbol	PLOCX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Prospectus:
Trading Symbol	PLOIX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	PLWAX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Prospectus:
Trading Symbol	PLWCX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	PLTIX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	PMUIX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Prospectus:
Trading Symbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Prospectus:
Trading Symbol	PSVCX
PNC SMALL CAP FUND | CLASS A
Prospectus:
Trading Symbol	PPCAX
PNC SMALL CAP FUND | CLASS C
Prospectus:
Trading Symbol	PPCCX
PNC SMALL CAP FUND | CLASS I
Prospectus:
Trading Symbol	PPCIX
PNC Mid Cap Index Fund | Class I
Prospectus:
Trading Symbol	PMCIX
PNC Mid Cap Index Fund | Class R4
Prospectus:
Trading Symbol	PMCEX
PNC Mid Cap Index Fund | Class R5
Prospectus:
Trading Symbol	PMCFX
PNC S&P 500 INDEX FUND | CLASS I
Prospectus:
Trading Symbol	PSXIX
PNC S&P 500 INDEX FUND | CLASS A
Prospectus:
Trading Symbol	PIIAX
PNC S&P 500 INDEX FUND | CLASS C
Prospectus:
Trading Symbol	PPICX
PNC S&P 500 INDEX FUND | Class R4
Prospectus:
Trading Symbol	PSPEX
PNC S&P 500 INDEX FUND | Class R5
Prospectus:
Trading Symbol	PSFFX
PNC Small Cap Index Fund | Class I
Prospectus:
Trading Symbol	PISCX
PNC Small Cap Index Fund | Class R4
Prospectus:
Trading Symbol	PESCX
PNC Small Cap Index Fund | Class R5
Prospectus:
Trading Symbol	PSCFX
PNC BOND FUND | CLASS I
Prospectus:
Trading Symbol	PFDIX
PNC BOND FUND | CLASS A
Prospectus:
Trading Symbol	PAAAX
PNC BOND FUND | CLASS C
Prospectus:
Trading Symbol	PFDCX
PNC GOVERNMENT MORTGAGE FUND | CLASS I
Prospectus:
Trading Symbol	PTGIX
PNC GOVERNMENT MORTGAGE FUND | CLASS A
Prospectus:
Trading Symbol	POMAX
PNC GOVERNMENT MORTGAGE FUND | CLASS C
Prospectus:
Trading Symbol	PGTCX
PNC High Yield Bond Fund | Class A Shares
Prospectus:
Trading Symbol	PAHBX
PNC High Yield Bond Fund | Class I Shares
Prospectus:
Trading Symbol	PIHBX
PNC INTERMEDIATE BOND FUND | CLASS I
Prospectus:
Trading Symbol	PIKIX
PNC INTERMEDIATE BOND FUND | CLASS A
Prospectus:
Trading Symbol	PBFAX
PNC INTERMEDIATE BOND FUND | CLASS C
Prospectus:
Trading Symbol	PIBCX
PNC LIMITED MATURITY BOND FUND | CLASS I
Prospectus:
Trading Symbol	PMYIX
PNC LIMITED MATURITY BOND FUND | CLASS A
Prospectus:
Trading Symbol	PLFAX
PNC LIMITED MATURITY BOND FUND | CLASS C
Prospectus:
Trading Symbol	PFLCX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Prospectus:
Trading Symbol	PTVIX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Prospectus:
Trading Symbol	PTVAX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Prospectus:
Trading Symbol	PTVCX
PNC ULTRA SHORT BOND FUND | CLASS I
Prospectus:
Trading Symbol	PNCIX
PNC ULTRA SHORT BOND FUND | CLASS A
Prospectus:
Trading Symbol	PSBAX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Prospectus:
Trading Symbol	PTIIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Prospectus:
Trading Symbol	PTBIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Prospectus:
Trading Symbol	PITCX
PNC Maryland Tax Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	PDATX
PNC Maryland Tax Exempt Bond Fund | Class C
Prospectus:
Trading Symbol	PDACX
PNC Maryland Tax Exempt Bond Fund | Class I
Prospectus:
Trading Symbol	PDITX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Prospectus:
Trading Symbol	POXIX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Prospectus:
Trading Symbol	POXAX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Prospectus:
Trading Symbol	POXCX
PNC Tax Exempt Limited Maturity Bond Fund | Class A
Prospectus:
Trading Symbol	PDLAX
PNC Tax Exempt Limited Maturity Bond Fund | Class I
Prospectus:
Trading Symbol	PDLIX
PNC Retirement Income Fund | CLASS R
Prospectus:
Trading Symbol	PDTBX
PNC Retirement Income Fund | CLASS I
Prospectus:
Trading Symbol	PDTAX
PNC Retirement Income Fund | Class T
Prospectus:
Trading Symbol	PDTKX
PNC Target 2020 Fund | CLASS I
Prospectus:
Trading Symbol	PDTCX
PNC Target 2020 Fund | CLASS R
Prospectus:
Trading Symbol	PDTDX
PNC Target 2020 Fund | Class T
Prospectus:
Trading Symbol	PDTLX
PNC Target 2030 Fund | CLASS I
Prospectus:
Trading Symbol	PDTEX
PNC Target 2030 Fund | CLASS R
Prospectus:
Trading Symbol	PDTFX
PNC Target 2030 Fund | Class T
Prospectus:
Trading Symbol	PDTPX
PNC Target 2040 Fund | CLASS I
Prospectus:
Trading Symbol	PDTGX
PNC Target 2040 Fund | CLASS R
Prospectus:
Trading Symbol	PDTHX
PNC Target 2040 Fund | Class T
Prospectus:
Trading Symbol	PDTNX
PNC Target 2050 Fund | CLASS I
Prospectus:
Trading Symbol	PDTIX
PNC Target 2050 Fund | CLASS R
Prospectus:
Trading Symbol	PDTJX
PNC Target 2050 Fund | Class T
Prospectus:
Trading Symbol	PDTOX
PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PKIXX
PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PGAXX
PNC GOVERNMENT MONEY MARKET FUND | Advisor Class
Prospectus:
Trading Symbol	PAGXX
PNC TREASURY MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PDIXX
PNC TREASURY MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PRAXX